Customer Loan ID	Seller ID Number	Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
XXXXX	XXXXX	XXX	XXX		XXX	XXXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXX	Closed	XXXXX	Credit	No Credit Findings	Cleared	XXXXX	XXX	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;
Complete
XXXXX	XXXXX	XXX	XXX		XXX	XXXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXX	Closed	XXXXX	Compliance	Charges That Cannot Increase Test	Cleared	XXXXX	XXX	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Lender  increase in Lender Inspection fee  XX/XX/XXXX fee was $XXX and increased to $XXX w/out  providing Change of Circumstance to customer

Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;
Complete
This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

XXXXX	XXXXX	XXX	XXX		XXX	XXXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXX	Closed	XXXXX	Compliance	No Compliance Findings	Cleared	XXXXX	XXX	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;
Complete
XXXXX	XXXXX	XXX	XXX		XXX	XXXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXX	Closed	XXXXX	Credit	No Credit Findings	Cleared	XXXXX	XXX	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;
Complete
XXXXX	XXXXX	XXX	XXX		XXX	XXXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXX	Closed	XXXXX	Compliance	No Compliance Findings	Cleared	XXXXX	XXX	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;
Complete
XXXXX	XXXXX	XXX	XXX		XXX	XXXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXX	Closed	XXXXX	Credit	No Credit Findings	Cleared	XXXXX	XXX	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;
Complete
XXXXX	XXXXX	XXX	XXX		XXX	XXXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXX	Closed	XXXXX	Compliance	Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.	Cleared	XXXXX	XXX	Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX%.
Regulation §1026.43(e)(2)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than XXX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX); DU approved, exception cleard.; DU approved; Exception cleared.

Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;
																										Complete	Regulation §1026.43(e)(2)(vi) - The Qualified Mortgage calculated DTI is not greater than XXX%
XXXXX	XXXXX	XXX	XXX		XXX	XXXXX	XXXXX	Other than first time Home Purchase	Owner occupied	XX/XX/XXXX	XXX	$XXX	Closed	XXXXX	Credit	Borrower residency documentation not provided or issue with documentation	Cleared	XXXXX	XXX	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. Please provide.; XX/XX/XXXX: Received trailing docs; ID - Per XXX; Exception cleared.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ;
																										Complete	Borrower residency documentation has been provided and there are no issues with documentation.